Stockholders' Equity (Deficit) (Details 6) - 2017 Omnibus Incentive Plan (Options) [Member] - USD ($) shares in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Number
Beginning balance	1,870	1,374
Granted	879	1,034
Shares modified to options
Exercised
Canceled	(78)
Forfeited		(538)
Ending balance	2,671	1,870
Intrinsic value of options
Weighted Average Remaining Contractual Life (Years)	9 years 2 months 12 days	9 years 2 months 12 days
Weighted Average Exercise Price
Beginning balance	$ 1.54	$ 2.76
Granted	1.21	0.93
Shares modified to options
Ending balance	$ 1.54	$ 1.54